OTHER PAYABLE AND ACCRUED LIABILITIES - Schedule of Accrued Liabilities and Other Payables (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Supplier deposits	[1]	¥ 86,759		¥ 86,132
Merchants deposits	[2]	68,903		80,643
Rental fee payables		720		438
IT related service fees		2,913		22,937
Accrued professional fees		9,106		8,179
Salaries and welfare payable		60,737		94,973
Taxes payable		19,044		40,498
Accrued marketing and other operational expenses		21,576		13,963
Others		10,828		1,348
Accounts Payable and Other Accrued Liabilities, Current		¥ 280,586	$ 43,002	¥ 349,111

[1]	The deposit obtained from the suppliers is to ensure inventory level ready for the Group to purchase and good product quality under the Group’s sales of merchandise business model.
[2]	The deposit obtained from the merchants is to ensure implementation of Yunji App’s platform policy and good product quality to be sold by the merchants on Yunji App under the Group’s marketplace business model. The deposit can be withdrawn immediately after the merchants terminate its online shop on Yunji App.